Reserve and Related Financial Data - Schedule of Reserve Quantity of Resources (Detail)	12 Months Ended
	Dec. 31, 2018 MBoe MMcf MBbls	Dec. 31, 2017 MBoe MMcf MBbls
Oil Equivalent [Member]
Reserve Quantities [Line Items]
Total Proved reserve quantities, beginning balance | MBoe	19,104	13,363
Sales of minerals-in-place | MBoe		(1,627)
Extentions and discoveries | MBoe	3,208	3,259
Acquisitions | MBoe	7,354	4,820
Revisions of previous estimates | MBoe	(1,508)	147
Production | MBoe	(1,417)	(858)
Total Proved reserve quantities, ending balance | MBoe	26,741	19,104
Proved developed reserve quantities | MBoe	11,588	6,160
Proved undeveloped reserve quantities | MBoe	15,153	12,944
Oil [Member]
Reserve Quantities [Line Items]
Total Proved reserve quantities, beginning balance	8,724	7,174
Sales of minerals-in-place		(1,291)
Extentions and discoveries	1,765	1,548
Acquisitions	3,669	2,141
Revisions of previous estimates	(390)	(394)
Production	(777)	(454)
Total Proved reserve quantities, ending balance	12,991	8,724
Proved developed reserve quantities	6,067	2,804
Proved undeveloped reserve quantities	6,924	5,920
Natural Gas [Member]
Reserve Quantities [Line Items]
Total Proved reserve quantities, beginning balance | MMcf	38,401	22,991
Sales of minerals-in-place | MMcf		(815)
Extentions and discoveries | MMcf	5,285	6,012
Acquisitions | MMcf	13,862	9,380
Revisions of previous estimates | MMcf	(3,245)	2,601
Production | MMcf	(2,507)	(1,768)
Total Proved reserve quantities, ending balance | MMcf	51,796	38,401
Proved developed reserve quantities | MMcf	21,735	13,028
Proved undeveloped reserve quantities | MMcf	30,061	25,373
Natural Gas Liquids [Member]
Reserve Quantities [Line Items]
Total Proved reserve quantities, beginning balance	3,980	2,356
Sales of minerals-in-place		(200)
Extentions and discoveries	562	709
Acquisitions	1,374	1,116
Revisions of previous estimates	(577)	108
Production	(222)	(109)
Total Proved reserve quantities, ending balance	5,117	3,980
Proved developed reserve quantities	1,898	1,185
Proved undeveloped reserve quantities	3,219	2,795